Shareholders’ Equity (Details) - Schedule of ordinary share capital - shares	Jun. 30, 2022	Dec. 31, 2021
Schedule of ordinary share capital [Abstract]
Ordinary shares, Authorized	47,800,000	47,800,000
Ordinary shares, Issued and outstanding	19,551,173	18,756,570